UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001
                                               ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement
                                   [ ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:     Westport Advisers LLC
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Address:  253 Riverside Avenue
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          Westport, CT  06880
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

13F File Number: 028-04939
                     --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ronald H. Oliver
          ----------------------------------------------------------------------
Title:    Managing Member
          ----------------------------------------------------------------------
Phone:    203-227-3601
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Ronald H. Oliver            Westport, Connecticut          August 10, 2001
-----------------------------   ----------------------------   -----------------

Report Type  (Check only one):

[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing  this  report as required by the  Securities  Exchange  Act of 1934

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                         ---------------------
Form 13F Information Table Entry Total:   82
                                         ---------------------
Form 13F Information Table Value Total:   $ 634,699
                                         ---------------------
                                               (x$1,000)

List of Included Managers:

   Andrew J. Knuth     Westport Advisers, LLC
   Edmund H. Nicklin   Westport Advisers, LLC

List of Other Included Managers:
   No.       13F File Number                Name
   ---       ---------------                ----

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                          Form 13F INFORMATIONAL TABLE

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        COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
     NAME OF ISSUER             TITLE           CUSIP      VALUE    SHRS OR  SH/  PR/   INVESTMENT   OTHER       VOTING AUTHORITY
                                 OF                       (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED    NONE
                                CLASS
------------------------------------------------------------------------------------------------------------------------------------
AAR Corp.                        COM          000361105      4638      271250      SH    Sole                 271250
Alpha Industries, Inc.           COM          020753109      4951      167550      SH    Sole                 167550
American Management Systems, I   COM          027352103     21599      915200      SH    Sole                 915200
Anadarko Petroleum Corp.         COM          032511107       323        6000      SH    Sole                   6000
Applebees International Inc.     COM          037899101      2880       90000      SH    Sole                  90000
Arbitron Inc.                    COM          03875Q108      5808      241000      SH    Sole                 241000
Ariba, Inc.                      COM          04033V104      4125      750000      SH    Sole                 750000
Aspen Technology Inc.            COM          045327103      5445      225000      SH    Sole                 225000
BankUnited Financial Corp. - C   COM          06652B103      4903      349000      SH    Sole                 349000
Beasley Broadcast Group, Inc.    COM          074014101      6715      395000      SH    Sole                 395000
Bergen Brunswig Corp.            COM          083739102      2852      148400      SH    Sole                 148400
Big Lots Inc.                    COM          089302103      6680      488306      SH    Sole                 488306
Bristol-Myers Squibb Company     COM          110122108       314        6000      SH    Sole                   6000
C&D Technologies, Inc.           COM          124661109      7009      226100      SH    Sole                 226100
CH Energy Group, Inc.            COM          12541M102     11141      253500      SH    Sole                 253500
Cardinal Health Inc.             COM          14149Y108      5050       73194      SH    Sole                  73194
Ceridian Corp.                   COM          15677T106     12460      650000      SH    Sole                 650000
Checkpoint Systems, Inc.         COM          162825103      2911      165400      SH    Sole                 165400
Computer Associates Internatio   COM          204912109     24786      688500      SH    Sole                 688500
Conexant Systems, Inc.           COM          207142100      7115      795000      SH    Sole                 795000
Cox Radio, Inc. - Class A        COM          224051102     20305      729100      SH    Sole                 729100
Devon Energy Corp.               COM          25179M103     11381      216780      SH    Sole                 216780
Downey Financial Corp.           COM          281018105      5671      120000      SH    Sole                 120000
DuPont Photomasks, Inc.          COM          26613X101     13259      274800      SH    Sole                 274800
Duane Reade, Inc.                COM          263578106      8768      269800      SH    Sole                 269800
EGL Incorporated                 COM          268484102      5160      295550      SH    Sole                 295550
El Paso Electric Company         COM          283677854     13717      857850      SH    Sole                 857850
Emmis Communications Corp.       COM          291525103     11116      361500      SH    Sole                 361500
FEI Company                      COM          30241L109       205        5000      SH    Sole                   5000
Fairchild Semiconductor Corp.    COM          303726103       690       30000      SH    Sole                  30000
FedEx Corp.                      COM          31428X106       301        7500      SH    Sole                   7500
Firepond Inc.                    COM          318224102       439      392400      SH    Sole                 392400
First Essex Bancorp, Inc.        COM          320103104     10307      416950      SH    Sole                 416950
Florida East Coast Industries    COM          340632207      7184      203515      SH    Sole                 203515
Gaylord Entertainment Company    COM          367905106      2160       75000      SH    Sole                  75000
General Communications, Inc.     COM          369385109      8313      687000      SH    Sole                 687000
Harbor Florida Bancshares, Inc   COM          411901101      3083      161000      SH    Sole                 161000
Helmerich & Payne                COM          423452101       308       10000      SH    Sole                  10000
Houghton Mifflin Company         COM          441560109      6712      112000      SH    Sole                 112000
Houston Exploration Company      COM          442120101      9775      312800      SH    Sole                 312800
IMS Health Inc.                  COM          449934108     30637     1075000      SH    Sole                1075000
ITT Educational Services, Inc.   COM          45068B109     16812      373600      SH    Sole                 373600
Insight Communications Company   COM          45768V108     13079      523175      SH    Sole                 523175
J.D. Edwards & Company           COM          281667105     14211     1005000      SH    Sole                1005000
JLG Industries, Inc.             COM          462210101      4686      379400      SH    Sole                 379400
Lincare Holdings Inc.            COM          532791100       720       24000      SH    Sole                  24000
MRO Software, Inc.               COM          55347W105      4535      287000      SH    Sole                 287000
Nieman Marcus B shares           COM          640204301       242        8205      SH    Sole                   8205
Outback Steakhouse, Inc.         COM          689899102      2016       70000      SH    Sole                  70000
Owens & Minor, Inc.              COM          690732102      5420      285250      SH    Sole                 285250
Parametric Technology Corp.      COM          699173100       420       30000      SH    Sole                  30000
People's Bank                    COM          710198102      3524      151200      SH    Sole                 151200
Perot Systems Corp.              COM          714265105     10795      596400      SH    Sole                 596400
Pogo Producing Company           COM          730448107      9833      409700      SH    Sole                 409700
Praxair, Inc.                    COM          74005P104       470       10000      SH    Sole                  10000
Precision Castparts Corp.        COM          740189105     19309      516000      SH    Sole                 516000
Pure Resources Inc.              COM          74622E102      9173      509600      SH    Sole                 509600
Rational Software Corp.          COM          75409P202      6031      215000      SH    Sole                 215000
Reynolds & Reynolds, Inc.        COM          761695105      6971      317600      SH    Sole                 317600
Rockwell Collins                 COM          774341101       705       30000      SH    Sole                  30000
Rogers Corp.                     COM          775133101      2714      102400      SH    Sole                 102400
Ruby Tuesday, Inc.               COM          781182100     15222      890200      SH    Sole                 890200
Saks Inc.                        COM          79377w108      2093      218000      SH    Sole                 218000
Salem Communications Corp.       COM          794093104      8555      391000      SH    Sole                 391000
Schering Plough Corp.            COM          806605101       580       16000      SH    Sole                  16000
Seacoast Financial Services Co   COM          81170Q106      3891      239425      SH    Sole                 239425
Sensormatic Electronics, Corp.   COM          817265101     10486      616800      SH    Sole                 616800
Southwestern Energy Company      COM          845467109      8233      672100      SH    Sole                 672100
St. Joe Company                  COM          790148100      7621      283400      SH    Sole                 283400
Staten Island Bancorp Inc.       COM          857550107      2228       80000      SH    Sole                  80000
Sterling Financial Corp.         COM          859319105      1998      133200      SH    Sole                 133200
Synavant, Inc.                   COM          87157A105      9081     1277250      SH    Sole                1277250
Synopsys, Inc.                   COM          871607107     16056      331800      SH    Sole                 331800
Texas Instruments, Inc.          COM          882508104      7066      221512      SH    Sole                 221512
The Pittston Company             COM          725701106      3789      170007      SH    Sole                 170007
Triad Hospitals, Inc.            COM          895779K10      7552      256276      SH    Sole                 256276
Unigraphics Solutions, Inc.      COM          904928108     13878      437100      SH    Sole                 437100
Universal Health Services, Inc   COM          913903100     28774      632400      SH    Sole                 632400
Volt Information Sciences, Inc   COM          928703107      2807      160412      SH    Sole                 160412
Whitehall Jewellers, Inc.        COM          965063100      1367      149250      SH    Sole                 149250
Xtra Corp.                       COM          984138107      2138       43100      SH    Sole                  43100
iShares Russell 2000 Index Fun   COM          464287655     38416      377000      SH    Sole                 377000
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